SCHEDULE OF COMPONENTS OF COST OF REVENUE (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 01, 2024 JPY (¥)	Aug. 31, 2024 JPY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
Cost Of Revenue
Event setup and performance fee			$ 9,631	¥ 1,388,436	¥ 1,226,660	¥ 1,193,435
Transportation expenses			215	30,977
Personnel and benefit expense			4,822	695,168	609,935	479,633
Service fee expenses			974	140,388	133,263	108,461
Food, beverages and supplies	¥ 7,100	¥ 6,000	994	143,303	193,786	180,210
Equipment rental			757	109,249	148,040	146,815
Depreciation expense of right-of-use assets			534	76,957	74,849	61,437
Depreciation expense of property and equipment			431	62,121	60,270	48,776
Travel expenses			316	45,557	28,863	24,789
Event securities expenses			165	23,716	32,178	31,339
Event securities expenses			151	21,735	29,136	13,761
Miscellaneous expenses			698	100,841	143,693	141,177
Total			$ 19,688	¥ 2,838,448	¥ 2,680,673	¥ 2,429,833